Annual Total Returns [BarChart] - First Trust Capital Strength ETF - First Trust Capital Strength ETF	May 03, 2021
Bar Chart Table:
2011	(2.94%)
2012	17.45%
2013	35.90%
2014	15.46%
2015	1.64%
2016	8.57%
2017	26.49%
2018	(4.09%)
2019	26.72%
2020	13.07%